Property, Plant, and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 38,953	$ 35,405	$ 24,891
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	7 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	3 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property, plant and equipment	40 years